Significant Accounting Policies	12 Months Ended
May 31, 2017
Accounting Policies [Abstract]
Significant Accounting Policies
2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and VIEs’ schools and subsidiaries. The Company and its WFOEs have entered into contractual arrangements with the VIEs and its shareholder, which enable the Company to (1) have power to direct activities that most significantly affect the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include purchase price allocation relating to the business acquired, the valuation allowance for deferred tax assets, economic lives and impairment of property and equipment, impairment of goodwill, impairment of long-term investments, fair value of long-term available-for-sale investments, allowance for doubtable accounts and share-based compensation. Actual results could differ from those estimates.

Business combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Term deposits

Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year.

Short-term investments

Short term investments consist mostly of held-to-maturity investments with the maturity of less than one year. The Group’s short-term held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

The Group reviews its held-to-maturity investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investments. OTTI is recognized as a loss in the consolidated statement of operation.

Restricted cash

Restricted cash represents Renminbi (“RMB”) deposits in bank accounts as deposits for establishing new schools and subsidiaries. Restricted cash is classified as either current or non-current based or when the funds will be released in accordance with the terms of the respective agreement.

Allowance for doubtful accounts

Accounts receivable represents amounts due from corporate customers of the Group’s various schools and subsidiaries. The Group provides allowance for doubtful accounts based on historical collection experience and a review of the current status of accounts receivable and advances to suppliers. Accounts receivable and advances to suppliers are presented net of allowance for doubtful accounts.

Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2016	2017
	US$	US$
Beginning balance	801	408
Charge during the year	235	354
Written-off	(628)	(177)

Ending balance	408	585

Inventory

Inventories of the Group are mainly consisted of books. Inventories are stated at the lower of cost or net realizable value.

Land use rights

Land use rights are recorded at cost and amortized on a straight-line basis over the remaining term of the land certificate, from 38.5 to 50 years.

Property and equipment

Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is calculated on a straight line basis over the following estimated economic lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated economic life

Construction in progress

The Group constructs certain of its property and equipment. In addition to cost under the construction contracts, interest cost and external costs directly related to the construction of such facilities, including equipment installation and shipping costs, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not record impairment losses on long-lived assets during the years ended May 31, 2015, 2016 and 2017.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis (May 31 for the Group) and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

In order to test goodwill for impairment, the Group first assesses qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill.

The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.

An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group recognized nil, nil and US$1,682 impairment loss on goodwill during the years ended May 31, 2015, 2016 and 2017.

Long-term investments

The Group’s long-term investments consist of cost method investments, equity method investments, available-for-sale investments and held-to-maturity investments.

(a)	Cost Method Investments

For investee companies over which the Group does not have significant influence and a controlling interest, the Group carries the investment at cost and recognizes as income any dividend received from distribution of the investee’s earnings.

The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an OTTI has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investments. An impairment charge is recorded if the cost of an investment exceeds its fair value and such excess is determined to be other-than temporary.

The Group estimated the fair value of these investee companies based on the discounted cash flow approach. Factors the Group considers in making such a determination include general market conditions, the duration and the extent to which the fair value of an investment is less than its cost, and the Group’s intent and ability to hold such investment. The Group recorded US$2, nil and nil impairment losses on its cost method investments during the years ended May 31, 2015, 2016 and 2017, respectively.

(b)	Equity Method Investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For certain investments, where the Group holds more than 50% equity interest, the Group may only have significant influence but not have control over the investees. Equity method is also used to account for these investments.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary. The Group estimated the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. The Company did not record impairment losses on its equity method investment during the years ended May 31, 2015, 2016 and 2017, respectively.

(c)	Available-for-sale Investments

For investments in investees’ stocks which are determined to be debt securities, the Group accounts for them as long-term available-for-sale investments when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income.

The Group reviews its investments for OTTI based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the investees. The Company recorded nil, nil and US$2,338 impairment losses on its available-for-sale investments during the years ended May 31, 2015, 2016 and 2017, respectively.

(d)	Long-term Held-to-maturity Investments

The Group’s long-term held-to-maturity investment represents a trust guaranteed by a bank with the maturity of more than one year, which is stated at its amortized cost. As of May 31, 2017, the related balance was all collected.

Value added tax (“VAT”)

Pursuant to the PRC tax laws, in case of any product sales, generally the VAT rate is 3% of the gross sales for small scale VAT payer and 17% of the gross sales for general VAT payer. Most of the subsidiaries of the Company are deemed as general VAT payer for the sales of guidance materials and the intercompany sales of self-developed software. For general VAT payer, VAT on sales is calculated at 17% on revenue from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is recorded as accrued expenses in the Group’s consolidated financial statements.

On January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation officially launched a pilot VAT reform program (“Pilot Program”), applicable to businesses in selected industries. Such VAT Pilot Program were phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Business in the Pilot Program would pay VAT instead of sales tax. Starting from August 1, 2013, the Pilot Program was expanded to cover all regions in the PRC. Implementation of the Pilot Program, the new enrollment system development services and other operating services which were previously subject to business tax are therefore subject to VAT at the rate of 6% of revenue. The net VAT balance between input VAT and output VAT is recorded as accrued expenses in Group’s consolidated financial statements.

Since May 2016, in accordance with Cai Shui [2016] No. 68, the non-academic educational programs and services in short-term training schools are subject to a simple VAT collection method and apply for a 3% VAT rate. Therefore, the Group’s non-academic educational programs and services in short-term language training schools which were previously subject to business tax are now subject to VAT.

Revenue recognition

Revenue is recognized when persuasive evidence that an arrangement exists, delivery of the product or service has occurred, the selling price is both fixed and determinable and collection is reasonably assured. Revenue is reported net of business taxes, VAT and refunds. Business tax and VAT amounted to US$45,664 and US$52,993 for the years ended May 31, 2015 and 2016, respectively. Subsequent to May 2016, the Group no longer incurred business taxes. The primary sources of the Group’s revenues are as follows:

(a)	Educational programs and services

The educational programs and services consist of language training and test preparation courses, primary and secondary school education and college admission examination retaking training services. Tuition is generally paid in advance and is initially recorded as deferred revenue. Tuition revenue for educational programs and services is recognized proportionately as the instructions are delivered, and is reported net of business taxes, VAT and related surcharges, and tuition refunds. Students are entitled to a short term course trial period which commences on the date the course begins. Tuition refunds are provided to students if they decide within the trial period that they no longer want to take the course. Tuition refunds have been insignificant in the fiscal years ended May 31, 2015, 2016 and 2017, respectively. After the trial period, if a student withdraws from a class, usually no refunds will be provided and any collected but unearned portion of the fee is recognized at that time.

The Group also sells online-learning cards primarily to distributors at fixed prices after deducting a pre-determined fixed discount to the face value of the cards. Online-learning card sales represent prepaid service fees received from students for e-learning services. The prepaid service fee is recorded as deferred revenue upon receiving the upfront payment. Revenue is recognized upon actual usage of the cards by the students based on the number of minutes the students use the e-learning services, of which the actual usage is tracked by the Group on an individual basis. Upon the expiration of the online-learning card, which ranges from six months to one year from the date of sale of the card to the distributor, the Group will recognize the remaining unused minutes as revenue.

(b)	Books and others

The Group sells educational books or other educational materials either through its own book stores or websites or through third party distributors. Revenue from sales made through the Group’s book stores is recognized upon sales to customers. Revenue through distributors is recognized once the products are sold to the end customers.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated economic life.

Advertising costs

The Group expenses advertising costs as they incurred them. Total advertising expenses were US$38,295, US$39,753 and US$41,498, for the years ended May 31, 2015, 2016 and 2017, respectively, and have been included as part of selling and marketing expenses.

Government subsidies

The Group recognizes government subsidies as miscellaneous income when they are received because they are not subject to any past or future conditions, there are no performance conditions or conditions of use, and they are not subject to future return. Government subsidies received and recognized as miscellaneous income totaled US$1,230, US$494 and US$1,325, for the years ended May 31, 2015, 2016 and 2017, respectively.

Foreign currency translation

The Company’s functional and reporting currency is the United States dollars (“U.S. dollars”). The financial records of the Company’s subsidiaries and the VIEs located in the PRC are maintained in its local currency, the RMB which is the functional currency of these entities. The financial records of the Company’s subsidiaries located in Hong Kong are maintained in U.S. dollars, which is the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the reporting currency at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and consolidated statements of comprehensive income.

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Exchange gains and losses are recognized in the consolidated statements of operations.

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents, restricted cash, and term deposits denominated in RMB amounted to US$747,762 and US$762,895 as of May 31, 2016 and 2017, respectively.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when valuing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls on is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group determines the transfers between levels are deemed to have occurred at the end of the periods presented.

Measured fair value on a recurring basis

The Group measured its financial assets and liabilities primarily including available-for-sale securities at fair value on a recurring basis as of May 31, 2016 and 2017.

As of May 31, 2016 and 2017, the available-for-sale investments recorded in long-term investments include redeemable preferred shares, common shares of two listed companies, convertible bond and assets management plan and trust (Refer to Note 12). Those are measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition and are as follows:

	May 31, 2016
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Available for sales investments:

Common Shares	15,945	—	—	15,945
Redeemable preferred shares	—	42,263	69,873	112,136
Convertible bond	—	12,310	—	12,310
Asset management plan and trust	—	23,413	—	23,413

Total	15,945	77,986	69,873	163,804

	May 31, 2017
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Available for sales investments:

Common Shares	36,406	—	—	36,406
Redeemable preferred shares	—	30,669	123,029	153,698
Asset management plan and trust	—	7,486	—	7,486

Total	36,406	38,155	123,029	197,590

The Company measured the fair value of its investments in common shares using the market approach based on the quoted stock price of its investee in the active market and has classified it as level 1 measurement.

The Company measured the fair value of its convertible bond and asset management plan and trust based on the respective principal and expected returns and has classified those as level 2 measurement.

Redeemable preferred shares do not have a quoted market rate. For those, the Company measured their fair value based on recent transactions or based on the market approach or income approach when no recent transactions are available. Recent transactions include the purchase price agreed by an independent third party for an investment with similar terms or a recent transaction agreed by the Company and the investee and has been classified as level 2 measurement. When no recent transactions are available, a market approach or income approach will be used by the Company to measure fair value. The market approach takes into consideration a number of factors including market multiple and discount rates from traded companies in the industry and requires the Company to make certain assumptions and estimates regarding industry factors. Specifically, some of the significant unobservable inputs included the investee’s historical earning on sale, discount of lack of marketability, investee’s time to IPO as well as related volatility. The income approach takes into consideration a number of factors including management projection of discounted future cash flow of the investee as well as an appropriate discount rate. The Company has classified those as level 3 measurement. The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair values.

The Group did not have any transfers between Level 1 and Level 2 fair value measurements during the periods presented. During the years ended May 31, 2016 and 2017, the Group transferred several redeemable preferred shares from level 2 to level 3 for a total of US$63,881 and US$31,505 respectively as the Company changed its fair value measurement for those investees. Specifically, the Company changed its measurement method from recent transactions to a market approach or income approach described in the previous paragraph to determine the investment’s fair value as no recent transactions were available as of May 31, 2016 and 2017.

The following table provides additional information about the reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (level 3).

Available-for-sale investments
US$
Balance at June 1, 2015	—
Transfer from level 2 fair value measurements	63,881
Initial recognition	2,844
Unrealized gain	3,148

Balance at May 31, 2016	69,873

Transfer from level 2 fair value measurements	31,505
Initial recognition	—
Unrealized gain	21,651

Balance at May 31, 2017	123,029

Measured fair value on a nonrecurring basis

Goodwill and other intangible assets are measured at fair value on a nonrecurring basis when an impairment is recognized.

The Group measured goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The Group measured acquired intangible assets using the income approach—discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group did not recognize any impairment loss related to other intangible assets arising from acquisitions for the years ended May 31, 2015, 2016 and 2017. The fair value of goodwill is determined using discounted cash flows, and an impairment loss will be recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group recognized nil, nil and US$1,682 of impairment loss related to goodwill for the years ended May 31, 2015, 2016 and 2017, respectively.

Fair value of financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, term deposits, short-term held-to-maturity investments, accounts receivable, amount due from/to related parties, long-term investments within one year, available-for-sale investments, long-term held-to-maturity investment and accounts payable. Available-for-sale investments are carried at fair value. The carrying amounts of cash and cash equivalents, restricted cash, term deposits, short-term held-to-maturity investments, accounts receivable, amount due from/to related parties, and accounts payable approximate their fair values due to the short-term maturities of these instruments. Long-term held-to-maturity investment is stated at its amortized cost.

Net income per share

Basic net income per share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Income taxes

The Group accounts for income taxes using the asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax basis of assets and liabilities using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period of change. Deferred tax assets are reduced by a valuation allowance when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group accounts for uncertain tax positions by reporting a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Tax benefits are recognized from uncertain tax positions when the Group believes that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The Group recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Comprehensive income

Comprehensive income includes net income, unrealized gain or loss on available-for-sale securities and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of comprehensive income.

Share-based compensation

Share-based payments to employees and directors are measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis over the requisite service period, with a corresponding addition to paid-in capital. The Group uses the binomial option pricing model to measure the fair value of options granted and the quoted market price of the Company’s equity shares to measure the fair value of non-vested equity shares (“NES”) granted to employees at each measurement date. The binomial option pricing model is adopted because the Group believes that considering the possibility of exercise an option over the life of the option, as affected by the reality of changing stock prices and non-constant risk free rates, would better reflect the measurement objective of relevant accounting literature.

The amount of compensation expense recognized at any date is at least equal to the portion of the fair value of the awards that are vested as of that date. The estimate of forfeitures is based on historical turnover rate and will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will impact the amount of share-based compensation expense to be recognized in future periods.

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, term deposits, restricted cash, and accounts receivable. As of May 31, 2017, substantially all of the Group’s cash and cash equivalents, and term deposits were deposited with financial institutions with high-credit ratings and quality. Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. The Group performs periodic credit evaluations and provides an allowance for doubtful accounts to reduce the accounts receivable balance to its net realizable value. The Group did not have any customers constituting 10% or more of the consolidated net revenues and accounts receivable in fiscal years 2015, 2016 and 2017, respectively.

Newly adopted accounting pronouncements

In February 2015, the Financial Accounting Standards Board (“FASB”) issued the Audit Standards Update (“ASU”) 2015-02, “Amendments to the Consolidation Analysis”. The objective of issuing the amendments is to change the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. The amendments are an improvement to current U.S. GAAP because they simplify the Codification and reduce the number of consolidation models through the elimination of the indefinite deferral of Statement 167 and because they place more emphasis on risk of loss when determining a controlling financial interest. The amendments are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. A reporting entity may apply the amendments in this Update using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption. A reporting entity also may apply the amendments retrospectively. The Group adopted this ASU on June 1, 2016 and determined it has no impact in the current year.

In July 2015, the FASB issued ASU 2015-11, Inventory (Topic 330), which modifies the accounting for inventory. Under this ASU, the measurement principle for inventory will change from lower of cost or market value to lower of cost and net realizable value. The ASU defines net realizable value as the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2016, with early adoption permitted. The Group adopted this ASU on June 1, 2016 and determined it had no impact in the current year.

Recently issued accounting pronouncements not yet adopted

In May 2014, the FASB issued ASU 2014-09 which affects any entity using U.S. GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (e.g., assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted.

The new standard permits adoption either by using (i) a full retrospective approach for all periods presented in the period of adoption or (ii) a modified retrospective approach with the cumulative effect of initially applying the new standard recognized at the date of initial application and providing certain additional disclosures.

In August 2015, FASB issued its final standard formally amending the effective date of the new revenue recognition guidance. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The new revenue guidance may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption.

The Group plans to adopt the ASU on June 1, 2018, and is in the process of evaluating the impact to its consolidated financial statements.

In January 2016, FASB issued ASU 2016-01 which is intended to improve the recognition and measurement of financial instruments. The ASU affects public and private companies, not-for-profit organizations, and employee benefit plans that hold financial assets or owe financial liabilities.

The new guidance makes targeted improvements to existing U.S. GAAP by:

•	Requiring equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income;

•	Requiring public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes;

•	Requiring separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements;

•	Eliminating the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities;

•	Eliminating the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; and

•	Requiring a reporting organization to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (also referred to as “own credit”) when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The new guidance permits early adoption of the own credit provision. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values which should be applied prospectively. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Group is in the process of evaluating the impact that this pronouncements on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-07, simplifying the Transition to the Equity Method of Accounting. The amendments eliminate the requirement that when an investment qualified for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investment had been held. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previous held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. Therefore, upon qualifying for the equity method of accounting, no retroactive adjustment of the investment is required. The amendments require that an entity that has an available-for-sale equity security that becomes qualified for the equity method of accounting recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income at the date the investment becomes qualified for use of the equity method. The amendments are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The amendments should be applied prospectively upon their effective date to increase in the level of ownership interest or degree of influence that result in the adoption of the equity method. Earlier application is permitted. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial position or results of operations.

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718). The new guidance simplifies certain aspects related to income taxes, statement of cash flows, and forfeitures when accounting for share-based payment transactions. This new guidance will be effective for the Company for the first reporting period beginning after December 15, 2016, with earlier adoption permitted. Certain of the amendments related to timing of the recognition of tax benefits and tax withholding requirements should be applied using a modified retrospective transition method. Amendments related to the presentation of the statement of cash flows should be applied retrospectively. All other provisions may be applied on a prospective or modified retrospective basis. For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early application will be permitted. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial position or results of operations.

In November 2016, the FASB issued ASU 2016-18: Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update do not provide a definition of restricted cash or restricted cash equivalents. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The amendments in this Update should be applied using a retrospective transition method to each period presented. The Group is in the process of evaluating the impact of the Update on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04: Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the Board eliminated Step 2 from the goodwill impairment test. Under the amendments in this Update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity should apply the amendments in this Update on a prospective basis. An entity is required to disclose the nature of and reason for the change in accounting principle upon transition. A public business entity that is a SEC filer should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is in the process of evaluating the impact of the Update on its consolidated financial statements.